WARRANT LIABILITY (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Weighted average remaining contractual life (years)	2 years 2 months 26 days	2 years 8 months 23 days
Realized loss on the exercise of warrants	$ 1,111
Warrants Exercised	1,030,362
Issuance of common shares	1,030,362